AIR TRAFFIC LIABILITY SERVICES AND LOYALTY PROGRAM (Tables)	12 Months Ended
Dec. 31, 2025
Air traffic liability [Abstract]
Schedule of Air Traffic Liability	Breakdown of air traffic liability services and loyalty program

	December 31,
Description	2025	2024

Air traffic liability to be executed	3,207,735	3,060,010
Loyalty program to be executed	2,922,070	3,178,919
Travel packages to be executed	1,047,547	941,229
Air traffic cargo to be executed	22,768	11,840
Breakage	(959,431)	(865,941)
	6,240,689	6,326,057